INCOME TAXES (Schedule of Deferred Tax Assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets in respect of:
Subsidiaries carryforward losses	$ 54,349	$ 58,075
Other temporary differences	3,659	3,112
Share-based compensation	2,424	4,194
Deferred tax asset in respect to other comprehensive loss	101	502
Total deferred tax assets before valuation allowance	60,533	65,883
Valuation allowance	(4,248)	(64,377)	$ (66,815)
Total deferred tax assets	$ 56,285	$ 1,506